DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATION.
Schedule of Discontinued operation

As of April 30,
2022
Fair value of consideration receivable	21,155
Less: net liabilities of divested entities	(11,713)
Add: carrying amount of non-controlling interest	3,402
Gain on the deconsolidation of discontinued operations	36,270

As of December 31,
2021
ASSETS

Current assets
Cash and cash equivalents	31,941
Term deposits	215
Account receivable	18
Prepaid expenses and other current assets	6,939
Total current assets	39,113

Non-current assets
Restricted cash	993
Property and equipment, net	32,983
Goodwill	22,925
Intangible assets, net	1,638
Deferred tax assets	15,141
Other non-current assets	4,480
Operating lease right-of-use assets	49,133

TOTAL ASSETS	166,406

LIABILITIES

Current liabilities

Prepayments from customers, current portion	1,490
Accrued expenses and other current payables	39,971
Income tax payable	19,423
Amount due to continuing operation	30,392
Operating lease liabilities, current portion	8,271
Deferred revenue, current portion	19,565

Total current liabilities	119,112

Non-current liabilities

Prepayments from customers, non-current portion	540
Other non-current liabilities	2,070
Deferred income tax liabilities	13
Operating lease liabilities, non-current portion	46,982

TOTAL LIABILITIES	168,717

			Four months ended
	Years ended December 31		April 30,
	2020	2021	2022
Net revenues:	67,289	128,408	36,589

Cost of revenues:	73,454	99,742	32,853

Gross (loss) profit	(6,165)	28,666	3,736

Operating expenses:

Selling, research and development, and general and
administrative expenses	7,068	2,847	1,952
Impairment loss on goodwill	—	4,559	—
Impairment of long-lived assets	428	—	—

Total operating expenses	7,496	7,406	1,952

Operating (loss) income	(13,661)	21,260	1,784

Interest income, net	91	144	33
Government subsidy income	977	1,053	80

(Loss) income before income taxes	(12,593)	22,457	1,897

(Loss) gain on disposal of subsidiaries	(109)	1,251	—
(Loss) from equity method investments, net of income tax	(2)	(8)	8
(Loss) income from the operations of the discontinued
operations, before income taxe	(12,704)	23,700	1,905
Income taxes expenses (benefit)	1,650	594	(871)
(Loss) income from the operations of the discontinued
operations, net of income taxes	(14,354)	23,106	2,776
Net (loss) income from discontinued operations	(14,354)	23,106	2,776

	For the four months ended,
	Years ended December 31		April 30,
	2020	2021	2022
Net cash (used in) provided by operating activities:	(11,603)	13,379	(123)
Net cash (used in) provided by investing activities:	(2,383)	(2,499)	(721)
Net cash provided by (used in) financing activities:	460	—	(534)